Equity (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Capital Stock

As of December 31, 2018, 2017 and 2016, the number of each share series representing Coca-Cola FEMSA’s common stock is comprised as follows:

	Thousands of Shares
Series of shares	2018	2017	2016
“A”	992,078	992,078	992,078
“D”	583,546	583,546	583,546
“L”	525,208	525,208	497,298

	2,100,832	2,100,832	2,072,922

Summary of Changes in Share

The changes in the share are as follows:

	Thousands of Shares
Series of shares (2)	2018	2017	2016
Initial shares	2,100,832	2,072,922	2,072,922
Shares issuance (Note 4.1.1)	—	27,910	—

Final shares	2,100,832	2,100,832	2,072,922

Summary of Dividends Declared and Paid

For the years ended December 31, 2018, 2017 and 2016 the dividends declared and paid per share by the Company are as follows:

Series of shares (2)	2018 (1)		2017		2016
“A”	Ps.	3,323	Ps.	3,323	Ps.	3,323
“D”		1,955		1,955		1,955
“L”		1,760		1,713		1,667

	Ps.	7,038	Ps.	6,991	Ps.	6,945

(1)

At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 09, 2018, the shareholders declared a dividend of Ps. 7,038 that was paid in May 3, 2018 and November 1, 2018. Represents a dividend of Ps. 3.35 per each ordinary share.

(2)	Information in this note has not been adjusted for the stock split occurred in March 2019.